Summary of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stock-based Compensation
Shares Underlying Options, Beginning balance	628
Weighted Average Exercise Price, Beginning Balance	$ 6,874.80
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 4 months 24 days	8 years 7 months 20 days	8 years 6 months 7 days
Intrinsic Value Outstanding, Beginning Balance
Shares Underlying Options, Forfeited		3
Weighted Average Exercise Price, Forfeited	$ 1,170.00	$ 34,009.40
Shares Underlying Options, Ending balance	628	628
Weighted Average Exercise Price, Ending Balance	$ 6,901.20	$ 6,874.80
Intrinsic Value Outstanding, Ending Balance
Shares Underlying Options, Exercisable	203	196
Weighted Average Exercise Price, Exercisable	$ 12,959.60	$ 12,206.99
Weighted Average Remaining Contractual Term (in years), Exercisable	7 years 10 months 24 days	8 years 1 month 24 days
Intrinsic Value Outstanding, Exercisable